EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
Revenue	$ 7,365	$ 7,100	$ 6,593
Expenses	6,934	6,652	6,360
Share of net earnings from equity accounted investments	826	1,020	(749)
Net income (loss)	996	3,499	(2,058)
Other comprehensive income	415	1,004	414
Other
Investments
Revenue	230	103	92
Expenses	244	174	186
Fair value gains (losses)	8	(8)	(39)
Share of net earnings from equity accounted investments	4	(50)	(90)
Net income (loss)	(6)	(72)	(135)
Other comprehensive income	69	949	(939)
Distributions received	0	0	0
Associates
Investments
Revenue	230	103	92
Expenses	244	174	186
Fair value gains (losses)	8	(8)	(39)
Share of net earnings from equity accounted investments	4	(50)	(90)
Net income (loss)	(6)	(72)	(135)
Other comprehensive income	69	949	(939)
Distributions received	0	0	0
Joint ventures where entity is venturer | Other
Investments
Share of net earnings from equity accounted investments	0	7	(2)
Joint ventures where entity is venturer | Associates
Investments
Share of net earnings from equity accounted investments	0	7	(2)
London Mixed-use District
Investments
Revenue	582	607	619
Expenses	477	453	377
Fair value gains (losses)	(61)	60	(713)
Share of net earnings from equity accounted investments	66	128	(226)
Net income (loss)	133	256	(452)
Other comprehensive income	23	2	(4)
Distributions received	0	2	4
London Mixed-use District | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	89	42	19
Midtown New York Mixed-use Complex
Investments
Revenue	282	350	259
Expenses	227	225	179
Fair value gains (losses)	515	101	379
Share of net earnings from equity accounted investments	370	127	257
Net income (loss)	661	226	459
Other comprehensive income	120	72	(75)
Distributions received	34	48	221
Midtown New York Mixed-use Complex | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	91	0	0
U.S. Retail JV Pool A
Investments
Revenue	343	329	353
Expenses	107	220	230
Fair value gains (losses)	(96)	92	(543)
Share of net earnings from equity accounted investments	70	100	(210)
Net income (loss)	140	201	(420)
Other comprehensive income	1	0	0
Distributions received	0	0	0
U.S. Retail JV Pool A | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Honolulu Shopping Center
Investments
Revenue	261	241	269
Expenses	195	154	158
Fair value gains (losses)	(405)	121	(279)
Share of net earnings from equity accounted investments	(170)	104	(84)
Net income (loss)	(339)	208	(168)
Other comprehensive income	30	0	0
Distributions received	0	3	9
Honolulu Shopping Center | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
U.S. Retail JV Pool B
Investments
Revenue	467	458	483
Expenses	348	347	356
Fair value gains (losses)	(148)	(46)	(601)
Share of net earnings from equity accounted investments	(12)	35	(240)
Net income (loss)	(24)	69	(470)
Other comprehensive income	6	0	0
Distributions received	0	0	0
U.S. Retail JV Pool B | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	5	4	4
U.S. Retail JV Pool C
Investments
Revenue	152	138	145
Expenses	81	88	80
Fair value gains (losses)	77	(13)	(222)
Share of net earnings from equity accounted investments	74	19	(78)
Net income (loss)	148	37	(157)
Other comprehensive income	0	0	0
Distributions received	11	2	6
U.S. Retail JV Pool C | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Bryant Park Office Tower
Investments
Revenue	157	151	108
Expenses	88	86	95
Fair value gains (losses)	9	47	121
Share of net earnings from equity accounted investments	39	56	67
Net income (loss)	78	112	134
Other comprehensive income	0	0	0
Distributions received	20	27	123
Bryant Park Office Tower | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Las Vegas Mall A
Investments
Revenue	106	98	103
Expenses	56	54	56
Fair value gains (losses)	(321)	63	(46)
Share of net earnings from equity accounted investments	(135)	53	0
Net income (loss)	(271)	107	1
Other comprehensive income	0	0	0
Distributions received	8	8	8
Las Vegas Mall A | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
U.S. Retail JV Pool D
Investments
Revenue	88	80	71
Expenses	46	37	36
Fair value gains (losses)	47	121	(203)
Share of net earnings from equity accounted investments	43	78	(72)
Net income (loss)	89	164	(151)
Other comprehensive income	0	0	0
Distributions received	4	1	3
U.S. Retail JV Pool D | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	17
Las Vegas Mall B
Investments
Revenue	108	93	92
Expenses	69	75	84
Fair value gains (losses)	344	61	(18)
Share of net earnings from equity accounted investments	192	40	(5)
Net income (loss)	383	79	(10)
Other comprehensive income	0	0	0
Distributions received	1	0	0
Las Vegas Mall B | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Other
Investments
Revenue	2,138	1,825	1,766
Expenses	1,683	1,576	1,299
Fair value gains (losses)	120	424	(480)
Share of net earnings from equity accounted investments	285	330	(68)
Net income (loss)	618	762	31
Other comprehensive income	289	301	(28)
Distributions received	185	81	244
Other | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	42	89	44
Joint ventures
Investments
Revenue	4,684	4,370	4,268
Expenses	3,377	3,315	2,950
Fair value gains (losses)	81	1,031	(2,605)
Share of net earnings from equity accounted investments	822	1,070	(659)
Net income (loss)	1,616	2,221	(1,203)
Other comprehensive income	469	375	(107)
Distributions received	263	172	618
Joint ventures | Associates
Investments
Revenue	4,914	4,473	4,360
Expenses	3,621	3,489	3,136
Fair value gains (losses)	89	1,023	(2,644)
Share of net earnings from equity accounted investments	826	1,020	(749)
Net income (loss)	1,610	2,149	(1,338)
Other comprehensive income	538	1,324	(1,046)
Distributions received	263	172	618
Joint ventures | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	227	135	84
Joint ventures | Joint ventures where entity is venturer | Associates
Investments
Share of net earnings from equity accounted investments	$ 227	$ 142	$ 82